Cost of materials (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Cost of Materials
The following table shows the breakdown of the cost of materials:

Cost of materials	For the years ended
€ thousand	December 31, 2021	December 31, 2020	December 31, 2019
Raw materials and consumables used	7,736	4,715	1,208
Costs for services purchased	2,888	1,506	1,582
Total	10,624	6,221	2,790